ACCOUNTS AND NOTE RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts and note receivable, net consisted of the following:

	As of December 31,
	2023	2024
Accounts and note receivable	$601,115	$686,597
Less: allowance for credit loss	(39,057)	(45,819)
Total	$562,058	$640,778